GOODWILL	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL	GOODWILL
Changes in the carrying amount of goodwill by reportable segment were as follows:

	Musselwhite	Porcupine	Éléonore	Peñasquito	Cerro Negro	NGM	Total
Balance at December 31, 2020	$293	$341	$246	$1,164	$459	$268	$2,771
Balance at December 31, 2021	$293	$341	$246	$1,164	$459	$268	$2,771
Impairment (1)	$—	$(341)	$—	$—	$(459)	$—	$(800)
Balance at December 31, 2022	$293	$—	$246	$1,164	$—	$268	$1,971
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(1)Impairment recognized for the year ended December 31, 2022 also represents accumulated impairment. Refer to Note 6 for further information.